Business acquisitions	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Business acquisition
4	Business acquisitions
(a)	Acquisition of Myhayo

In November 2018, Beijing VIE acquired 40% equity interest of Myhayo from an independent third party. The Company obtains control over Myhayo with its controlling voting right at the level of both shareholders and board of directors, as the other shareholder of Myhayo expects the operating effectiveness brought about by the control over Myhayo by the Company to be of their best interests. Myhayo and its underlying subsidiary is a mobile content aggregator of articles and short videos in the PRC, which presents customized feeds to users via its mobile application. The Company expects to increase its market share in the PRC online marketing segment, particularly in relation to mobile platforms.

The total purchase consideration for 40% equity interest of Myhayo amounted to US$726 by cash.

The acquisition was recorded as a business combination. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

Fair value of consideration transferred:

Cash	726

4	Business acquisitions (Continued)
(a)	Acquisition of Myhayo (Continued)

Recognized amounts of identifiable assets acquired and liabilities assumed:

Cash	2,420
Other current assets	6,329
Property and equipment	8
Intangible asset	697
Current liabilities	(6,688)
Deferred tax liabilities	(238)
Non-controlling interests	(1,517)
Total identifiable net assets acquired	1,011
Gain on bargain purchase (Note 24)	285

As of December 31, 2018, purchase consideration payable of US$726 was settled and there was no adjustment to the purchase consideration amounts.

This business combination resulted in a gain of bargain purchase because the purchase price was lower than the fair value of assets acquired and liabilities assumed. The gain on bargain purchase is attributable to the Group’s bargaining power and ability in negotiating the agreed terms of the transaction with the existing shareholder who has been seeking for strategic investors that could bring synergies to Myhayo. Acquisition-related costs were immaterial and were included in general and administrative expenses for the year ended December 31, 2018.

In determining the fair value of the intangible asset, an income approach was used. In this approach, significant estimates consist of discount rate of 29.4% and a growth rate on revenue ranges from 50% to 106.8%. The estimated amounts recognized on the acquired identifiable intangible asset and its estimated useful life are shown in the following table:

	Estimated useful life	Gross carrying amount

A self-developed computer software and system	4 years	697

Pro-forma results related to the acquisition in accordance ASC 805 have not been presented because the acquisition of Myhayo is not material, where net revenue and net loss of the acquired entity is less than 5% of the Company’s consolidated net revenue and net loss for the year ended December 31, 2018.

(b)	Acquisition of Changyi

On January 1, 2019, the Group acquired 34.38% equity interest of Changyi, a company established in the PRC and an independent software vendor based in Shanghai, the PRC. Changyi and its underlying subsidiary Suzhou Changyi became subsidiaries of the Company effective from January 1, 2019 as the Company established control over Changyi Group through certain shareholder agreements since then. Other shareholders of Changyi Group expects the operating effectiveness brought about by the control over Changyi Group by the Company to be of their best interests. Changyi Group provides intelligent retail and CRM solutions to clients, allowing them to consolidate consumer’s online and offline information to provide connection within the organization and stakeholders. The Company expects to increase its market share in the data-driven Enterprise Solutions segment beyond digital marketing through Changyi Group.

The total purchase consideration for 34.38% equity interest of Changyi amounted to RMB42.6 million (equivalent to approximately US$6,190) by cash.

4	Business acquisitions (Continued)
(b)	Acquisition of Changyi (Continued)

The acquisition was recorded as a business combination. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

Fair value of consideration transferred:

Cash	6,190

Recognized amounts of identifiable assets acquired and liabilities assumed:

Cash	219
Other current assets	490
Property and equipment	56
Intangible assets	1,830
Current liabilities	(405)
Deferred tax liabilities	(274)
Non-controlling interests	(11,815)
Total identifiable net deficits acquired	(9,899)
Goodwill (Note 13)	16,089

As of December 31, 2019, purchase consideration payable of US$6,190 was settled and there is no adjustment to the purchase consideration amounts.

The excess of purchase price over tangible assets, identifiable intangible assets acquired and liabilities assumed was recorded as goodwill. Goodwill associated with the acquisition of Changyi was attributable to the expected synergy arising from the Enterprise Solutions operations. The acquired goodwill is not deductible for tax purposes. Acquisition-related costs were immaterial and were included in general and administrative expenses for the year ended December 31, 2019.

In determining the fair value of the intangible assets, an income approach was used. In this approach, significant estimates consist of discount rate of 30.2% and a growth rates on revenue ranging from 10% to 30%. The estimated amounts recognized on the acquired identifiable intangible asset and its estimated useful life are shown in the following table:

	Estimated useful life	Gross carrying amount

Developed technologies	5 years	117
Customer relationship	5 years	1,103
Contract backlog	3 years	610
		1,830

Net revenue and net loss of Changyi for the year ended December 31, 2019 were US$5,518 and US$997, respectively. Unaudited pro forma net revenues and net loss of the Company for the year ended December 31, 2018 as if the acquisition of Changyi had occurred on January 1, 2018 were US$162,394 and US$33,415, respectively.

4	Business acquisitions (Continued)
(b)	Acquisition of Changyi (Continued)

The Company did not have any material, non-recurring pro-forma adjustments directly attributable to the business combination reflected in the reported pro-forma net revenue and net loss.

The pro forma information is not necessarily indicative of the actual results that would have been achieved had Changyi acquisition occurred as of January 1, 2017 or the results that may be achieved in future periods.

(c)Acquisition of

Addoil

In February 2019, the Company acquired 100% equity interest of Addoil, a company incorporated in Hong Kong. Addoil and its underlying subsidiary Headline (together, “Addoil Group”) are engaged in the business of developing and operating a mobile application that collects and utilizes data from users who use its social functionalities to share food and travel related contents.

The total purchase consideration for all the equity interest of Addoil Group amounted to US$1,218 by cash. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

The acquisition was recorded as a business combination.

Fair value of consideration transferred:

Cash	1,218

Recognized amounts of identifiable assets acquired and liabilities assumed:

Cash	18
Other current assets	42
Property and equipment	34
Right-of-use asset	34
Current liabilities	(35)
Total identifiable net assets acquired	93
Goodwill (Note 13)	1,125

As of December 31, 2019, purchase consideration payable of US$1,218 was settled and there is no adjustment to the purchase consideration amounts.

The excess of purchase price over tangible assets and liabilities assumed was recorded as goodwill. Goodwill associated with the acquisition of Addoil Group was attributable to the expected synergy arising from the consolidated Marketing Solutions business. The acquired goodwill is not deductible for tax purposes. Acquisition-related costs were immaterial and were included in general and administrative expenses for the year ended December 31, 2019.

Pro-forma results related to the acquisition in accordance ASC 805 have not been presented because the acquisition of Addoil Group is not material, where net revenue and net loss of the acquired entity is less than 5% of the Company’s consolidated net revenue and net loss for the year ended December 31, 2019.